Employee Benefit Liabilities, Net - Schedule of Plan Liabilities, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Plan Liabilities, Net [Abstract]
Defined benefit obligation	$ 4,813	$ 4,399
Fair value of plan assets	4,304	3,778
Total liabilities, net	$ 509	$ 621